Loans and Leases And Allowance For Credit Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Portion of ALLL ending balance
Attributable to loans purchased with deteriorated credit quality	$ 2,440	$ 0
Attributable to loans individually evaluated for impairment	60,440	63,445
Attributable to loans collectively evaluated for impairment	584,990	705,630
Total ALLL balance, end of period	647,870	769,075	964,828	1,249,008
Portion of loans and leases ending balance
Purchased with deteriorated credit quality	120,226	183,778
Individually evaluated for impairment	1,011,721	956,748
Collectively evaluated for impairment	41,988,553	39,587,899
Total loans evaluated for impairment	43,120,500	40,728,425
Commercial and Industrial [Member]
Portion of ALLL ending balance
Attributable to loans purchased with deteriorated credit quality	2,404	0
Attributable to loans individually evaluated for impairment	6,129	11,694
Attributable to loans collectively evaluated for impairment	257,268	229,357
Total ALLL balance, end of period	265,801	241,051	275,367	340,614
Portion of loans and leases ending balance
Purchased with deteriorated credit quality	35,526	54,472
Individually evaluated for impairment	108,316	119,535
Collectively evaluated for impairment	17,450,434	16,796,682
Total loans evaluated for impairment	17,594,276	16,970,689
Commercial Real Estate [Member]
Portion of ALLL ending balance
Attributable to loans purchased with deteriorated credit quality	0	0
Attributable to loans individually evaluated for impairment	34,935	31,133
Attributable to loans collectively evaluated for impairment	127,622	254,236
Total ALLL balance, end of period	162,557	285,369	388,706	588,251
Portion of loans and leases ending balance
Purchased with deteriorated credit quality	82,073	126,923
Individually evaluated for impairment	268,362	298,891
Collectively evaluated for impairment	4,499,659	4,973,426
Total loans evaluated for impairment	4,850,094	5,399,240
Automobile Loan [Member]
Portion of ALLL ending balance
Attributable to loans purchased with deteriorated credit quality	0	0
Attributable to loans individually evaluated for impairment	682	1,446
Attributable to loans collectively evaluated for impairment	30,371	33,533
Total ALLL balance, end of period	31,053	34,979	38,282	49,488
Portion of loans and leases ending balance
Purchased with deteriorated credit quality	0	0
Individually evaluated for impairment	37,084	43,607
Collectively evaluated for impairment	6,601,629	4,590,213
Total loans evaluated for impairment	6,638,713	4,633,820
Home Equity [Member]
Portion of ALLL ending balance
Attributable to loans purchased with deteriorated credit quality	0	0
Attributable to loans individually evaluated for impairment	8,003	4,783
Attributable to loans collectively evaluated for impairment	103,128	113,981
Total ALLL balance, end of period	111,131	118,764	143,873	150,630
Portion of loans and leases ending balance
Purchased with deteriorated credit quality	0	0
Individually evaluated for impairment	208,981	117,532
Collectively evaluated for impairment	8,127,337	8,217,810
Total loans evaluated for impairment	8,336,318	8,335,342
Residential Mortgage [Member]
Portion of ALLL ending balance
Attributable to loans purchased with deteriorated credit quality	36	0
Attributable to loans individually evaluated for impairment	10,555	14,176
Attributable to loans collectively evaluated for impairment	28,986	47,482
Total ALLL balance, end of period	39,577	61,658	87,194	93,289
Portion of loans and leases ending balance
Purchased with deteriorated credit quality	2,498	2,243
Individually evaluated for impairment	387,937	374,526
Collectively evaluated for impairment	4,930,653	4,592,903
Total loans evaluated for impairment	5,321,088	4,969,672
Other Consumer loan [Member]
Portion of ALLL ending balance
Attributable to loans purchased with deteriorated credit quality	0	0
Attributable to loans individually evaluated for impairment	136	213
Attributable to loans collectively evaluated for impairment	37,615	27,041
Total ALLL balance, end of period	37,751	27,254	31,406	26,736
Portion of loans and leases ending balance
Purchased with deteriorated credit quality	129	140
Individually evaluated for impairment	1,041	2,657
Collectively evaluated for impairment	378,841	416,865
Total loans evaluated for impairment	$ 380,011	$ 419,662